Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Deferred Sales Inducements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DSI
Balance at January 1,	$ 122	$ 175	$ 180
Capitalization	8	10	15
Amortization	(21)	(28)	(20)
Unrealized investment gains (losses)	21	(35)	0
Balance at December 31,	$ 130	$ 122	$ 175